INTANGIBLE ASSETS OTHER THAN GOODWILL - Distribution Rights (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS OTHER THAN GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill	$ 604,514,165	$ 675,075,375	$ 668,822,553
Monster distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Term of agreement (in years)	4 years
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 596,365,737	666,755,196	$ 661,026,400
Distribution rights | Chile operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	303,702,092	305,235,247
Distribution rights | Brazil operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	138,176,054	187,616,890
Distribution rights | Paraguay operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	152,595,420	171,841,663
Distribution rights | Argentina operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 1,892,171	$ 2,061,396